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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2001


Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [  ]    is a restatement.
                                          [  ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Milton Arbitrage Partners, LLC
Address:   56 Mason Street
           Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: James E. Buck, II
Title:Managing Member
Phone:(203)661-7022

Signature, Place, and Date of Signing:

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
/s/ James E. Buck, II                                    Greenwich, Connecticut              May 7, 2001
------------------------------------------               ----------------------              -----------
                [Signature]                                   [City, State]                     [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                      0
                                                    ----------

Form 13F Information Table Entry Total:                17
                                                    ----------

Form 13F Information Table Value Total:             $ 176,923
                                                    ----------
                                                    (thousands)



INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.


List of Other Included Managers:

None
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            FORM 13F INFORMATION TABLE MILTON (3/31/01) PUBLIC FILING

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     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR    SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x1000)    PRN AMT    PRN  CALL   DISCRETION    MANAGERS    SOLE    SHARED  NONE
------------------    --------------   --------   --------    -------    ---  ----   ----------    --------    ----    ------  ----

AES Corp               Common Stock    00130H105    11,267     225,524   SH          SOLE                     225,524    0       0
AG Chem Equip Inc      Common Stock    008363103       985      39,400   SH          SOLE                      39,400    0       0
Calpine Corp           Common Stock    131347106     1,112      20,200   SH          SOLE                      20,200    0       0
Dallas Semiconductor
  Corp                 Common Stock    235204104    10,635     408,900   SH          SOLE                     408,900    0       0
Efficient Networks
 Inc.                  Common Stock    282056100    13,855     589,564   SH          SOLE                     589,564    0       0
Encal Energy Ltd       Common Stock    29250D107    21,994   2,948,200   SH          SOLE                   2,948,200    0       0
Farm Family Hldgs Inc  Common Stock    307901108     9,220     210,300   SH          SOLE                     210,300    0       0
Great Plains Software  Common Stock    39119E105     8,314     135,600   SH          SOLE                     135,600    0       0
Litton Inds Inc        Common Stock    538021106    10,041     125,000   SH          SOLE                     125,000    0       0
Mackenzie Finl Corp    Common Stock    554531103    13,713     751,400   SH          SOLE                     751,400    0       0
Morgan Keegan Inc.     Common Stock    617410105     9,639     353,000   SH          SOLE                     353,000    0       0
New York Cmnty
 Bancorp               Common Stock    649445103       644      22,199   SH          SOLE                      22,199    0       0
Northrop Grumman
 Corp                  Common Stock    666807102       522       6,000   SH          SOLE                       6,000    0       0
Old Kent Finl Corp     Common Stock    679833103    48,520   1,226,996   SH          SOLE                   1,226,996    0       0
Quantum Corp           Common Stock    747906303     2,758     259,200   SH          SOLE                     259,200    0       0
Sunglass Hut Intl Inc  Common Stock    86736F106     2,872     249,710   SH          SOLE                     249,710    0       0
Westfield Amer Inc     Common Stock    959910100    10,832     667,400   SH          SOLE                     667,400    0       0
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